Cash and cash equivalents (Details) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Cash and Cash Equivalents [Abstract]
Cash on hand	₨ 2		₨ 2
Balances with banks	2,102		1,454
Term deposits with banks (original maturities up to 3 months)	124		1,182
Cash and cash equivalents in the statement of financial position	2,228	$ 32	2,638
Bank overdrafts used for cash management purposes	0	0	96
Cash and cash equivalents in the statement of cash flow	2,228	$ 32	2,542	$ 37	₨ 3,779	₨ 4,921
Balance in unclaimed dividend and debenture interest account	112		72
Other restricted cash balances	₨ 12		₨ 14